Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequents Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

Management of the Company has evaluated the impact of subsequent events through the date the condensed financial statements were available for issuance.

SEC Settlement

On July 13, 2021, the SEC announced charges against SRAC, Momentus, and Momentus’ founder and former CEO, Mikhail Kokorich, for misleading claims about Momentus’ technology and about national security risks associated with Mr. Kokorich. The SEC’s order found that Momentus violated scienter-based antifraud provisions of the federal securities laws and that SRAC violated negligence-based antifraud provisions of the federal securities laws as well as certain reporting and proxy solicitation provisions. The SEC also announced charges against the Sponsor and Brian Kabot. The order found that Mr. Kabot violated provisions of the federal securities laws related to proxy solicitations and that Mr. Kabot and the Sponsor caused SRAC’s violation of Section 17(a)(3) of the Securities Act of 1933. The SEC’s litigation is proceeding against Mr. Kokorich, against whom the SEC filed a complaint in the U.S. District Court for the District of Columbia. All parties except for Mr. Kokorich have settled with the SEC.

According to the SEC’s settled order Momentus and Mr. Kokorich misled SRAC investors, including PIPE investors in two respects. First, “Momentus and SRAC both claimed that in 2019, Momentus had ‘successfully tested’ in space its key technology, a microwave electro-thermal (“MET”) water plasma thruster, that Momentus claimed was designed to move a satellite into custom orbit after launch. In fact, that 2019 test failed to meet Momentus’s own public and internal pre-launch criteria for success, and was conducted on a prototype that was not designed to generate commercially significant amounts of thrust.” Second, the order found that Momentus and Mr. Kokorich also misrepresented the extent to which national security concerns involving Mr. Kokorich undermined Momentus’ ability to secure required governmental licenses essential to its operations. In addition, the order found that SRAC repeated Momentus’ misleading statements in public filings associated with the Business Combination and failed its due diligence obligations to investors. According to the order, while SRAC claimed to have conducted extensive due diligence of Momentus, it never reviewed the results of Momentus’ in-space test or received sufficient documents relevant to assessing the national security risks posed by Mr. Kokorich. The order finds that Mr. Kabot participated in SRAC’s inadequate due diligence and in filing its inaccurate registration statements and proxy solicitations. The SEC’s complaint against Mr. Kokorich includes factual allegations that are consistent with the findings in the order.

Without admitting or denying the SEC’s findings, Momentus, SRAC, Mr. Kabot, and the Sponsor consented to an order requiring them to cease and desist from future violations. In the settlement with the SEC, Momentus will pay a civil penalty of $7.0 million, SRAC will pay a civil penalty of $1.0 million, and Mr. Kabot will pay a civil penalty of $40,000. In addition, the Sponsor has agreed to forfeit 250,000 founders’ shares it would otherwise have received upon consummation of the Business Combination; and Momentus has agreed to undertakings requiring enhancements to its disclosure controls, including the creation of an independent board committee and retention of an internal compliance consultant for a period of two years.

In addition, pursuant to the SEC’s settled order described above, which was announced on July 13, 2021, Momentus and SRAC agreed to provide the original investors in the private placement of the Combined Company’s Class A shares that were issued at the time of the Business Combination (the “PIPE Investors”) with the right to terminate their subscription agreements prior to the stockholder vote to approve the proposed Business Combination. Accordingly, Momentus and SRAC provided all PIPE Investors with the option to terminate their subscription agreements without any liability or obligation. In total, PIPE Investors representing $118.0 million of the original PIPE investment terminated their subscription agreements. The remaining PIPE Investors elected to continue with their subscription agreements, with certain PIPE Investors increasing or decreasing their commitment amounts pursuant to amendments to the subscription agreements, with such changes representing a net $5.3 million increase in commitments by such remaining PIPE Investors. In addition, six new PIPE Investors, including entities related Prime Movers Lab, an affiliate of the Company, entered into subscription agreements, representing approximately $47.75 million of new commitments. Affiliates of SRC-NI Holdings, LLC, the sponsor of SRAC, which had committed $15.0 million in the aggregate to the PIPE Investment, reaffirmed their commitment.

Putative Class Action Lawsuits

On July 15, 2021, a purported stockholder of SRAC filed a putative class action complaint against the Company, Sponsor, Brian Kabot, James Norris, Momentus, and Mikhail Kokorich in the United States District Court for the Central District of California, in a case captioned Jensen v. Stable Road Acquisition Corp., et al., No. 2:21-cv-05744. The complaint alleges that the defendants omitted certain material information in their public statements and disclosures regarding the Proposed Transaction in violation of the securities laws, and seeks damages on behalf of a putative class of stockholders who purchased SRAC stock between October 7, 2020 and July 13, 2021. On July 22, 2021 and August 4, 2021, purported stockholders filed putative class action complaints in the same court, in cases captioned Hall v. Stable Road Acquisition Corp., et al. No. 2:21-cv-05943 and Depoy v. Stable Road Acquisition Corp., et al., No. 2:21-cv-06287, asserting substantially similar claims and seeking substantially similar relief. Pursuant to statute, the Jensen, Hall and Depoy actions will be consolidated into a single proceeding and a lead plaintiff and lead counsel appointed to represent the putative class. The Company believes that it has viable defenses to the claims asserted and intends to defend the cases vigorously. Other, similar suits may follow.

Business Combination Stockholder Vote

On August 11, 2021, SRAC stockholders approved the Business Combination and the proposed merger was completed on August 12, 2021. Approximately 3.5 million shares were submitted for redemption, resulting in approximately $35.4 million of returned funds and net cash proceeds of $247.3 million.

As the cash proceeds from the Business Combination were at least $100,000,000 but less than $250,000,000, the Combined Company is required to pay, out of funds legally available therefor, an aggregate of $40 million to the Co-Founders, within 10 days following the completion of the Business Combination, as described in Note 10. When paid, this amount will settle the contingency discussed in Note 11 and will increase the value recorded as Treasury Stock.